Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Financial assets	$ 3,949	$ 4,185
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	3,321	3,346
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	383	484
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	171	240
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 74	$ 115